13 Basic and diluted earnings per share (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted (loss) profit per share:
(Loss) Profit for the year		$ (17,698)	$ 16,518	$ 8,995
Weighted average number of common shares outstanding		875	875	890
Basic and diluted profit per share - in pesos	[1]	$ (20.23)	$ 18.88	$ 10.11

[1]	As of December 31, 2019, includes the result of the Agreement on the Regularization of Obligations.